FAIR VALUE MEASUREMENTS (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Assets:
Marketable securities held in Trust Account	$ 116,831,001			$ 116,160,281
Public Warrants
Liabilities:
Warrant Liabilities						$ 0
Private Placement Warrants
Liabilities:
Warrant Liabilities						0
Representative Warrants
Liabilities:
Warrant Liabilities				49,000		$ 0
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant Liabilities	1,092,500			2,817,500
Level 1 | U.S. Treasury Securities | Recurring
Assets:
Marketable securities held in Trust Account	116,831,001			116,160,281
Level 2 | Recurring | Private Placement Warrants
Liabilities:
Warrant Liabilities	773,300			1,994,300
Level 3 | Representative Warrants
Liabilities:
Warrant Liabilities	19,000	$ 18,000	$ 17,000	49,000	$ 54,000
Level 3 | Recurring | Representative Warrants
Liabilities:
Warrant Liabilities	$ 19,000			$ 49,000